CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 10,531,000		$ 8,188,000		$ 1,026,000
Accounts receivable, net	24,512,000		15,563,000		9,065,000
Inventory	9,173,000		6,325,000		1,697,000
Prepaid expenses and other current assets	3,267,000		2,598,000
Prepaid expenses			1,853,000		538,000
Other current assets			745,000		0
Total current assets	47,483,000		32,674,000		12,326,000
Property and equipment, net	41,031,000		26,386,000		10,809,000
Intangible assets, net	111,573,000		83,466,000		36,095,000
Goodwill	83,113,000		63,215,000		33,007,000
Other non-current assets	145,000		1,038,000		0
TOTAL ASSETS	283,345,000		206,779,000		92,237,000
Current liabilities
Accrued expenses	5,821,000		4,181,000
Accrued offering costs			4,181,000		2,054,000
Accounts payable	7,475,000	[1]	4,404,000	[1],[2]	5,058,000	[2]
Other current liabilities	4,497,000		2,778,000		425,000
Contingent consideration	6,330,000		4,066,000		0
Current portion of debt	170,257,000		2,853,000		309,000
Total current liabilities	194,380,000		18,282,000		7,846,000
Long-term debt, net	0		90,486,000		29,597,000
Long-term contingent consideration	2,300,000		7,373,000		0
Deferred tax liabilities, net	3,009,000		0
Other non-current liabilities	1,463,000		514,000		59,000
Total liabilities	201,152,000		116,655,000		37,502,000
Contingently Redeemable Preferred Equity
Class A Ordinary Shares subject to possible redemption — 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively	54,105,000		54,105,000
Shareholders' Equity
Common unit			50,319,000		29,168,000
Accumulated other comprehensive loss	28,000		(68,000)		0
Accumulated surplus (deficit)	(22,290,000)		(14,232,000)		(6,269,000)
Total members' equity	28,088,000		36,019,000		22,899,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	283,345,000		206,779,000		92,237,000
ALTIMAR ACQUISITION CORP. II [Member]
Current assets
Cash	331,112,000		0
Prepaid expenses	744,813		0
Total current assets	1,075,925		0
Deferred offering costs	0		75,000
Investments held in the Trust Account	345,011,697		0
TOTAL ASSETS	346,087,622		75,000
Current liabilities
Accrued expenses	259,896		0
Accrued offering costs	3,607		50,000
Promissory Note — related party	0		5,000
Total current liabilities	263,503		55,000
Warrant liability	19,642,970		0
Deferred underwriting fee payable	12,075,000		0
Total liabilities	31,981,473		55,000
Commitments and Contingencies
Contingently Redeemable Preferred Equity
Class A Ordinary Shares subject to possible redemption — 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively	345,000,000
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0		0
Additional paid-in capital	0		24,137
Accumulated surplus (deficit)	(30,894,714)		(5,000)
Total shareholders' equity (deficit)	(30,893,851)		20,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	346,087,622		75,000
Class A common stock | ALTIMAR ACQUISITION CORP. II [Member]
Contingently Redeemable Preferred Equity
Class A Ordinary Shares subject to possible redemption — 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively	345,000,000		0
Shareholders' Equity
Common stock issued	0		0
Total shareholders' equity (deficit)	0		0
Class B common stock | ALTIMAR ACQUISITION CORP. II [Member]
Shareholders' Equity
Common stock issued	863		863	[3]
Total shareholders' equity (deficit)	863		863
Class A Contingently Redeemable Preferred Units
Contingently Redeemable Preferred Equity
Class A Ordinary Shares subject to possible redemption — 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively			54,105,000		31,836,000
Class A Common Units
Shareholders' Equity
Common unit	35,869,000		35,869,000		18,701,000
Class B Common Units
Shareholders' Equity
Common unit	$ 14,481,000		$ 14,450,000		$ 10,467,000

[1]	Inclusive of accounts payable to related parties of $1,332 and $541 as of September 30, 2021 and December 31, 2020, respectively.
[2]	Inclusive of accounts payable to related parties of $541 and $359 for 2020 and 2019, respectively.
[3]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).